PIMCO Funds

Supplement Dated July 30, 2021 to the Bond Funds Prospectus (the “Prospectus”)

dated July 30, 2021, as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Fund (the “Fund”)

As previously disclosed in a supplement dated February 4, 2021 to the Prospectus dated July 31, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Fund until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_073021

PIMCO Funds

Supplement Dated July 30, 2021 to the Equity-Related Strategy Funds Prospectus (the “Prospectus”)

dated July 30, 2021, as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)

As previously disclosed in a supplement dated February 4, 2021 to the Prospectus dated July 31, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Funds until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_073021

PIMCO Funds

Supplement Dated July 30, 2021 to the Statement of Additional Information (the “SAI”)

dated July 30, 2021, as supplemented from time to time

Disclosure Related to the PIMCO Dynamic Bond Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and together, the “Funds”)

As previously disclosed in a supplement dated February 4, 2021 to the SAI dated July 31, 2020, as supplemented from time to time, Pacific Investment Management Company LLC (“PIMCO”) has announced that Mohsen Fahmi will retire from PIMCO effective December 31, 2021. Mr. Fahmi will continue to serve as a portfolio manager of the Funds until December 31, 2021 or such earlier date to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_073021